Shareholder Report, Line Graph (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Verity U.S. Treasury Fund Investor Class
Account Value	$ 10,369
Bloomberg Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Treasury Index
Account Value	$ 10,653
Bloomberg Short Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury Total Return Index
Account Value	$ 10,455